12. Deferred taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DeferredTaxesLineItems [Line Items]
Total tax credits	R$ 56,903
Deferred tax assets	59,809	R$ 73,822
Negative basis Of social contribution [Member]
DeferredTaxesLineItems [Line Items]
Total tax credits	2,653
Temporary differences [Member]
DeferredTaxesLineItems [Line Items]
Total tax credits	54,250
Gol Linhas Aereas S.A. ("GLA") [Member] | Negative basis Of social contribution [Member]
DeferredTaxesLineItems [Line Items]
Total tax credits	1,705,857
Smiles Fidelidade Argentina [Member]
DeferredTaxesLineItems [Line Items]
Deferred tax assets	R$ 2,905
Deferred tax assets realized period	36 months